Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of fair value assumptions used in the Black Scholes valuation of share options [Table Text Block]
For options granted during the year ended	Dec. 31, 2020
Weighted average share price at grant date (CAD)	$3.77
Risk-free rate	1.14%
Expected dividend yield	0.5%
Expected stock price volatility (based on historical volatility)	57.0%
Expected life of option (months)	84
Weighted average per share fair value of stock options granted (CAD)	$2.02

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
Dec. 31, 2020
Range of exercise prices C$	Number of options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price C$	Number of options exercisable	Weighted average share price at exercise date C$
$3.76 - $3.92	1,563,189	6.16	$3.77	—	$—

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Year ended		Year ended
	Dec. 31, 2020		Dec. 31, 2019
	Number of shares subject to option	Weighted- average exercise price C$	Number of shares subject to option	Weighted average exercise price C$
Balance, beginning of year	—	—	—	$—
Number of units granted during the year	1,581,385	$3.77	—	$—
Forfeited	(18,196)	$3.76	—	$—
Balance, end of year	1,563,189	$3.77	—	$—

Deferred Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number and weighted average exercise prices of other equity instruments [Table Text Block]
	Year ended
	Dec. 31, 2020	Dec. 31, 2019
Granted during the year:
Number of units	465,889	337,999
Weighted average price (C$/unit)	$4.10	$5.89
Expenses recognized during the year[1] (notes 6c)	$5,149	$1,157
Payments made during the year (note 19)	$497	$1,668

[1] This expense relates to the grant of DSUs, as well as mark-to-market adjustments, and is presented within selling and administrative expenses on the consolidated income statements.

Restricted Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number and weighted average exercise prices of other equity instruments [Table Text Block]
	Year ended
	Dec. 31, 2020	Dec. 31, 2019
Number of units, beginning of year [1]	2,223,999	3,666,867
Number of units granted during the year	1,388,786	1,080,741
Credits for dividends	17,587	7,554
Number of units forfeited during the year	(44,678)	(573,914)
Number of units vested	(645,357)	(1,957,249)
Number of units, end of year[1]	2,940,337	2,223,999
Weighted average price - granted (C$/unit)	$3.98	$8.98
Expenses recognized during the year[2] (note 6c)	$6,750	$1,557
Payments made during the year (note 19)	$2,646	$9,380

Performance Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number and weighted average exercise prices of other equity instruments [Table Text Block]
	Year ended
	Dec. 31, 2020	Dec. 31, 2019
Number of units, beginning of year	—	—
Number of units granted during the year	1,089,569	—
Credits for dividends	6,046	—
Number of units, end of year	1,095,615	—
Weighted average price - granted (C$/unit)	$3.97	$—
Expenses recognized during the year (note 6c)	$1,987	$—
Payments made during the year (note 19)	$—	$—